Consolidated Statement of Changes in Equity (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) shares
Statement of changes in equity [abstract]
Number of PLC shares cancelled | shares	122,965,077
Premium paid for purchase of non-controlling interest in Unilever South Africa Remgro | €	€ 662